12. Related parties (Details Narrative) - Via Varejo R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of transactions between related parties [line items]
Accounts payable with FIC	R$ 5
Accounts receivables with CB	R$ 228